Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs Assets and Liabilities

Summarized below is the information related to the combined VIEs’ assets and liabilities as of December 31, 2017 and 2016, respectively:

	As of December 31, 2017	As of December 31, 2016

Current assets	$77,474,332	$29,489,009
Plant and equipment, net	222,142	28,777
Other noncurrent assets	2,996,865	211,467
Total assets	80,693,339	29,729,253
Total liabilities	(29,384,186)	(4,300,574)
Net assets	$51,309,153	$25,428,679

Schedule of VIEs Reported Consolidated Statements of Operations and Comprehensive Income

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of operations and comprehensive income for the years ended December 31, 2017, 2016 and 2015 respectively:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Revenues	$25,116,139	$15,821,980	$7,781,686
Cost of revenues	$729,752	$380,072	$235,152
Total operating expenses	$3,477,939	$1,555,571	$1,724,607
Net income	$24,268,121	$13,920,490	$5,612,168